Recoverable Taxes - Schedule of Recoverable Taxes (Details) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Recoverable Taxes [Abstract]
Value Added Tax	$ 575,119	$ 548,348
Income Tax	53,991	191,794
Other	0	18,726
Total recoverable taxes	$ 629,110	$ 758,868